LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

January 29, 2010

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Lord Abbett Investment Trust. (the “Trust”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 56 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Trust is filing the Amendment to comply with amendments to Form N-1A promulgated under SEC Release IC- 28584A. It is proposed that this filing become effective on April 1, 2010 pursuant to Rule 485(a)(1).

Prior to the proposed April 1, 2010 effective date, the Trust intends to file another post-effective amendment that will update certain financial and other information contained in the Amendment.

Any communication relating to this filing should be directed to the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary